Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
The transactions listed below are classified as related party transactions as each counter party has either a direct or indirect shareholding in the Company.
Aquiline Capital Partners, LLC and its related companies ("Aquiline"), which own 523,180 shares in the Company, hold warrants to purchase 2,756,088 shares, and have two employees on the Company's Board of Directors who do not receive compensation from the Company, are shareholders of Group Ark Insurance Holdings Ltd. ("Group Ark"). Christopher E. Watson, a director of the Company, serves as a director of Group Ark. Pursuant to reinsurance agreements with a subsidiary of Group Ark, the Company recognized gross premiums written during the year ended December 31, 2014 of $2,073 (2013: $2,899, 2012: $7,582) respectively, with $335 included in premiums receivable at December 31, 2014 (December 31, 2013: $238). The Company also recognized reinsurance premiums ceded during the year ended December 31, 2014 of $126 (2013: $85, 2012: $90) and had reinsurance balances payable of $4 at December 31, 2014 (December 31, 2013: $4). The Company recorded $1,063 of loss reserves recoverable at December 31, 2014 (December 31, 2013: $3,698). Earned premium adjustments of $1,982 were recorded during the year ended December 31, 2014 (2013: $2,911, 2012: $7,625).
On November 24, 2009, the Company entered into an Investment Management Agreement with Conning, Inc. ("Conning") to manage a portion of the Company's investment portfolio. Aquiline acquired Conning on June 16, 2009. Jeffrey W. Greenberg, a director of the Company, serves as a director of Conning Holdings Corp., the parent company of Conning. Investment management fees earned by Conning for the year ended December 31, 2014 were $1,125 (2013: $500, 2012: $809), with $515 included in accounts payable and accrued expenses at December 31, 2014 (December 31, 2013: $283).
On December 20, 2011, the Company entered into an Assignment and Assumption Agreement (the "Agreement") with Aquiline Capital Partners LLC, a Delaware limited liability company (the "Assignor") and Aquiline Capital Partners II GP (Offshore) Ltd., a Cayman Islands company limited by shares (the "General Partner") pursuant to which the Company has assumed 100% of the Assignor's interest in Aquiline Financial Services Fund II L.P. (the "Aquiline II Partnership") representing a total capital commitment of $50,000 (the "Aquiline II Commitment"), as a limited partner in the Partnership (the "Transferred Interest"). On October 2, 2014, the Company assumed an additional investment in the Aquiline II Partnership as part of the Western World acquisition representing a total capital commitment of $10,000. Messrs. Greenberg and Watson, directors of the Company, serve as managing principal and senior principal, respectively, of Aquiline Capital Partners LLC. For the year ended December 31, 2014, the Company incurred $342 (2013: $1,236, 2012: $2,979) in partnership fees and made capital contributions of $12,468 (2013: $14,492, 2012: $14,365), with $nil included in accounts payable and accrued expenses at December 31, 2014 (December 31, 2013: $nil).
On November 7, 2014, the Company, entered into a Subscription Agreement (the "Subscription Agreement") with Aquiline Capital Partners III GP (Offshore) Ltd., a Cayman Islands company limited by shares (the "Aquiline III General Partner") pursuant to which the Company is committing and agreeing to purchase limited partnership or other comparable limited liability equity interests (the "Limited Partnership Interests") in Aquiline Financial Services Fund III L.P., a Cayman Islands exempted limited partnership (the "Aquiline III Partnership"), and/or one or more Alternative Investment Vehicles and Intermediate Entities (together with the Aquiline III Partnership, the "Fund" or the "Entities") with a capital commitment (the "Aquiline III Commitment") in an amount equal to $100,000, as a limited partner in the Aquiline Financial Services III Partnership. For the year ended December 31, 2014, the Company incurred no partnership fees and made no capital contributions.
Certain shareholders of the Company and their affiliates, as well as employers of entities associated with directors or officers have purchased insurance and/or reinsurance from the Company in the ordinary course of business. The Company believes these transactions were settled for arm's length consideration.